Revenue - Revenue by continent (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Revenue	$ 393,229,831	$ 413,096,606	$ 270,972,421
Europe
Disaggregation of revenue
Revenue	172,520,562	167,047,840	110,356,905
Asia
Disaggregation of revenue
Revenue	162,109,986	156,744,760	118,995,899
South America
Disaggregation of revenue
Revenue	19,159,005	40,515,310	4,550,317
North America
Disaggregation of revenue
Revenue	37,989,863	$ 48,788,696	$ 37,069,299
Africa
Disaggregation of revenue
Revenue	$ 1,450,415